Supplement to the
Fidelity® Cash Reserves and Fidelity U.S.
Government Reserves
January 24, 2000
Prospectus

Shareholder Meeting. On September 14, 2000, the funds' Board of Trustees approved a proposal to change each fund's management contract. On or about December 13, 2000, a meeting of shareholders of Fidelity Cash Reserves and Fidelity U.S. Government Reserves will be held to vote on the management contract proposal and other proposals. Shareholders of record on October 16, 2000 are entitled to vote at the meeting.

Under the proposed management contract, the management fee rate for each fund is composed of a group fee rate and an income component. Under the proposed contract, the group fee schedule would provide for lower fees when FMR's assets under management exceed $156 billion and the income component would be less sensitive to changes in the fund's yield than under the current contract. The minimum management fee rate under the proposed contract would be the group fee rate plus 0.05% (at a 0% fund annualized gross yield), and the maximum management fee rate under the proposed contract would be the group fee rate plus 0.27% (at a fund annualized gross yield of 15% or more).

The management fee rate under the proposed contract would be higher than the management fee rate under the current contract when the fund's annualized gross yield is under 6.5% for Cash Reserves or 6.6% for U.S. Government Reserves, and lower than the management fee rate under the current contract when the fund's annualized gross yield is above those levels.

For August 2000, Fidelity Cash Reserves' annualized gross yield was 6.74% and Fidelity U.S. Government Reserves' annualized gross yield was 6.64%.

CAS/FUS-00-04 October 3, 2000
1.712068.105

The management fee rates under the current and proposed contracts at various fund annualized gross yield levels (using group assets for August 2000) are reflected in the following tables:

Cash Reserves

 Fund Annualized Gross Yield	Current ContractA	Proposed Contract	Change
0%	0.1758%	0.1750%	-0.0008%
1%	0.1758%	0.1950%	0.0192%
2%	0.1758%	0.1950%	0.0192%
3%	0.1758%	0.1950%	0.0192%
4%	0.1758%	0.2150%	0.0392%
5%	0.1758%	0.2350%	0.0592%
6%	0.2358%	0.2550%	0.0192%
7%	0.2958%	0.2750%	-0.0208%
8%	0.3558%	0.2950%	-0.0608%
9%	0.4158%	0.3150%	-0.1008%
10%	0.4158%	0.3350%	-0.0808%
11%	0.4158%	0.3550%	-0.0608%
12%	0.4158%	0.3550%	-0.0608%
13%	0.4158%	0.3550%	-0.0608%
14%	0.4158%	0.3750%	-0.0408%
15%	0.4158%	0.3950%	-0.0208%

U.S. Government Reserves

 Fund Annualized Gross Yield	Current ContractA	Proposed Contract	Change
 0%	0.1707%	0.1750%	0.0043%
 1%	0.1707%	0.1950%	0.0243%
 2%	0.1707%	0.1950%	0.0243%
 3%	0.1707%	0.1950%	0.0243%
 4%	0.1707%	0.2150%	0.0443%
 5%	0.1707%	0.2350%	0.0643%
 6%	0.2307%	0.2550%	0.0243%
 7%	0.2907%	0.2750%	-0.0157%
 8%	0.3507%	0.2950%	-0.0557%
 9%	0.4107%	0.3150%	-0.0957%
 10%	0.4107%	0.3350%	-0.0757%
 11%	0.4107%	0.3550%	-0.0557%
 12%	0.4107%	0.3550%	-0.0557%
 13%	0.4107%	0.3550%	-0.0557%
 14%	0.4107%	0.3750%	-0.0357%
 15%	0.4107%	0.3950%	-0.0157%

For August 2000, the fee rates under the current and proposed contracts would be as follows:

	Current ContractA	Proposed Contract
Cash Reserves	0.2801%	0.2697%
U.S. Gov't Reserves	0.2694%	0.2679%

A Not including the proposed reductions in the group fee rate, which have already been voluntarily implemented.

The other proposed change to each fund's management contract is a change that will allow FMR and the funds' trust, on behalf of the fund, to modify the fund's contract subject to the requirements of the Investment Company Act of 1940.

A proxy statement containing important information about the proposals is scheduled to be mailed to shareholders of record on or about October 16, 2000. You will be able to obtain a proxy statement at that time for free at the Securities and Exchange Commission website or by calling Fidelity at 1-800-544-3198. The proxy statement will be provided in connection with a solicitation of proxies made on behalf of the funds' Board of Trustees to be used at the December 2000 shareholder meeting. Additional information about the funds and the Board of Trustees is contained in the funds' Statement of Additional Information (SAI). You can obtain a copy of the SAI by calling 1-800-544-8544.

Supplement to the
Fidelity® Cash Reserves and
Fidelity U.S. Government Reserves
January 24, 2000 Prospectus

Shareholder Meeting. On September 14, 2000, the funds' Board of Trustees approved a proposal to change each fund's management contract. On or about December 13, 2000, a meeting of shareholders of Fidelity Cash Reserves and Fidelity U.S. Government Reserves will be held to vote on the management contract proposal and other proposals. Shareholders of record on October 16, 2000 are entitled to vote at the meeting.

Under the proposed management contract, the management fee rate for each fund is composed of a group fee rate and an income component. Under the proposed contract, the group fee schedule would provide for lower fees when FMR's assets under management exceed $156 billion and the income component would be less sensitive to changes in the fund's yield than under the current contract. The minimum management fee rate under the proposed contract would be the group fee rate plus 0.05% (at a 0% fund annualized gross yield), and the maximum management fee rate under the proposed contract would be the group fee rate plus 0.27% (at a fund annualized gross yield of 15% or more).

The management fee rate under the proposed contract would be higher than the management fee rate under the current contract when the fund's annualized gross yield is under 6.5% for Cash Reserves or 6.6% for U.S. Government Reserves, and lower than the management fee rate under the current contract when the fund's annualized gross yield is above those levels.

For August 2000, Fidelity Cash Reserves' annualized gross yield was 6.74% and Fidelity U.S. Government Reserves' annualized gross yield was 6.64%.

The management fee rates under the current and proposed contracts at various fund annualized gross yield levels (using group assets for August 2000) are reflected in the following tables:

Cash Reserves

 Fund Annualized Gross Yield	Current ContractA	Proposed Contract	Change
0%	0.1758%	0.1750%	-0.0008%
1%	0.1758%	0.1950%	0.0192%
2%	0.1758%	0.1950%	0.0192%
3%	0.1758%	0.1950%	0.0192%
4%	0.1758%	0.2150%	0.0392%
5%	0.1758%	0.2350%	0.0592%
6%	0.2358%	0.2550%	0.0192%
7%	0.2958%	0.2750%	-0.0208%
8%	0.3558%	0.2950%	-0.0608%
9%	0.4158%	0.3150%	-0.1008%
10%	0.4158%	0.3350%	-0.0808%
11%	0.4158%	0.3550%	-0.0608%
12%	0.4158%	0.3550%	-0.0608%
13%	0.4158%	0.3550%	-0.0608%
14%	0.4158%	0.3750%	-0.0408%
15%	0.4158%	0.3950%	-0.0208%

U.S. Government Reserves

 Fund Annualized Gross Yield	Current ContractA	Proposed Contract	Change
 0%	0.1707%	0.1750%	0.0043%
 1%	0.1707%	0.1950%	0.0243%
 2%	0.1707%	0.1950%	0.0243%
 3%	0.1707%	0.1950%	0.0243%
 4%	0.1707%	0.2150%	0.0443%
 5%	0.1707%	0.2350%	0.0643%
 6%	0.2307%	0.2550%	0.0243%
 7%	0.2907%	0.2750%	-0.0157%
 8%	0.3507%	0.2950%	-0.0557%
 9%	0.4107%	0.3150%	-0.0957%
 10%	0.4107%	0.3350%	-0.0757%
 11%	0.4107%	0.3550%	-0.0557%
 12%	0.4107%	0.3550%	-0.0557%
 13%	0.4107%	0.3550%	-0.0557%
 14%	0.4107%	0.3750%	-0.0357%
 15%	0.4107%	0.3950%	-0.0157%

For August 2000, the fee rates under the current and proposed contracts would be as follows:

	Current ContractA	Proposed Contract
Cash Reserves	0.2801%	0.2697%
U.S. Gov't Reserves	0.2694%	0.2679%

A Not including the proposed reductions in the group fee rate, which have already been voluntarily implemented.

The other proposed change to each fund's management contract is a change that will allow FMR and the funds' trust, on behalf of the fund, to modify the fund's contract subject to the requirements of the Investment Company Act of 1940.

A proxy statement containing important information about the proposals is scheduled to be mailed to shareholders of record on or about October 16, 2000. You will be able to obtain a proxy statement at that time for free at the Securities and Exchange Commission website or by calling Fidelity at 1-800-544-3198. The proxy statement will be provided in connection with a solicitation of proxies made on behalf of the funds' Board of Trustees to be used at the December 2000 shareholder meeting. Additional information about the funds and the Board of Trustees is contained in the funds' Statement of Additional Information (SAI). You can obtain a copy of the SAI by calling 1-800-544-8544.

CAS/FUS-00-04L October 3, 2000
1.746835.103